Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
(Loss) income before income tax	$ (456,375)	¥ (3,096,551)	¥ (64,630,308)	¥ 18,762,526
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefits (expenses) with PRC statutory income tax rate (25%)		¥ 774,137	¥ 16,157,575	¥ (4,690,630)
Effect of different tax rates in other jurisdictions		(1,006,698)	(3,465,770)	(207,099)
Effect of additional deduction of qualified R&D expenditures			662,285
Effect of entertainment expense		(159,298)	(230,952)	(475,202)
Effect of gain from extinguishment of liability				2,249,085
Effect of non-deductible expenses		(4,139)	(32,556)
Effect of share-based compensation
Effect of changes in valuation allowance		1,572,254	(10,852,592)	(2,386,927)
Effect of expired NOL		(979,334)	(391,455)
Effect of true-up on NOL			764,174
Total income tax (expenses) benefits	$ 29,023	¥ 196,922	¥ 2,610,709	¥ (5,510,773)